Schedule of Investments

March 31, 2024 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 30.5%

Communication Services - 2.2%
ALPHABET INC. (C) (1)	2,522	384,000
AT&T INC	272	4,787
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (1)	262	445
META PLATFORMS INC	606	294,261
NETFLIX INC (1)	91	55,267
TELEPHONE & DATA SYS INC DEL NEW	267	4,277
VERIZON COMMUNICATIONS INC	454	19,050

		762,087

Consumer Discretionary - 4.7%
AMAZON.COM INC (1)	1,631	294,200
BEST BUY CO INC	328	26,906
BURLINGTON STORES INC (1)	63	14,628
DR HORTON INC	879	144,639
EBAY INC	841	44,388
GARMIN LIMITED	1,431	213,033
HOME DEPOT INC	230	88,228
LEGGETT & PLATT INC	2,134	40,866
LENNAR CORP	1,789	307,672
MOHAWK INDS INC (1)	469	61,387
PULTEGROUP INC	234	28,225
ROSS STORES INC	1,694	248,611
SKYLINE CHAMPION CORPORATION (1)	16	1,360
SONOS INC (1)	12	229
TJX COMPANIES INC	988	100,203
TOLL BROS INC	25	3,234
Town Sports International (1)(4)	378	0
TUPPERWARE BRANDS CORP (1)	118	158
WHIRLPOOL CORP	391	46,775

		1,664,742

Consumer Staples - 1.2%
CASEYS GEN STORES INC	8	2,548
COSTCO WHOLESALE CORP	180	131,873
KROGER CO	1,619	92,493
PERFORMANCE FOOD GROUP CO (1)	68	5,076
TARGET CORPORATION	305	54,049
WALMART INC	2,103	126,538

		412,577

Energy - 2.2%
Berry Corporation (bry)	67	539
CHENIERE ENERGY INC	398	64,189
CHEVRON CORP	698	110,103
CONOCOPHILLIPS	367	46,712
DEVON ENERGY CORP	9	452
DT MIDSTREAM INC	161	9,837
EOG RESOURCES INC	382	48,835
EXXON MOBIL CORP	421	48,937
HF SINCLAIR CORPORATION	6	362
LIBERTY ENERGY INC	166	3,440
ONEOK INC NEW	690	55,317
PHILLIPS 66	284	46,389
PIONEER NATURAL RESOURCES	1,046	274,575
TEEKAY CORPORATION (1)	121	881
VALERO ENERGY CORP	403	68,788
Westmoreland Coal Co (1)(4)	539	0

		779,356

Financials - 4.8%
ALLY FINANCIAL INC	1,123	45,583
AMERIPRISE FINANCIAL, INC	277	121,448
BANK OF NEW YORK MELLON CORP	714	41,141
Berkshire Hathaway Class B (1)	1,785	750,628
CAPITAL ONE FINL CORP	524	78,018
CITIZENS FINANCIAL GROUP INC	428	15,532
FIRST AMERICAN FINANCIAL CORP	172	10,501
MASTERCARD INCORPORATED	923	444,489
MEDLEY MANAGEMENT INC (1)(4)	21	0
NORTHERN TRUST CORP	820	72,914
RAIT Financial Trust (1)(4)	287	0
REINSURANCE GRP OF AMER INC	14	2,700
STATE STREET CORP	1,223	94,562
SYNCHRONY FINANCIAL	414	17,852
WAFD INC	85	2,468

		1,697,836

Healthcare - 2.6%
ABBVIE INC	97	17,664
BRISTOL-MYERS SQUIBB CO	75	4,067
CENTENE CORPORATION (1)	546	42,850
CVS HEALTH CORP	29	2,313
ELEVANCE HEALTH INC	226	117,190
ELI LILLY & CO	179	139,255
ENCOMPASS HEALTH CORPORATION	170	14,039
GILEAD SCIENCE INC	934	68,416
HUMANA INC	5	1,734
JOHNSON AND JOHNSON	1,553	245,669
MCKESSON CORP	158	84,822
QUEST DIAGNOSTICS INC	48	6,389
THE CIGNA GROUP	123	44,672
UNITEDHEALTH GROUP INC (DEL)	196	96,961
ZOETIS INC	159	26,904

		912,945

Industrials - 3.8%
A. O. SMITH CORP	563	50,366
AECOM	1,080	105,926
AGCO CORP	33	4,060
AIR LEASE CORP	281	14,455
ALLEGION PLC	28	3,772
APPLIED INDUSTRIAL TECH INC	29	5,729
BOISE CASCADE COMPANY	13	1,994
BROADRIDGE FIN'L SOLUTIONS	20	4,097
CRANE COMPANY	2	270
CSX CORP	112	4,152
DELTA AIR LINES INC. (NEW)	449	21,494
EAGLE BULK SHIPPING INC (1)	530	33,109
EMCOR GROUP INC	152	53,230
FASTENAL CO	1,575	121,496
FERGUSON PLC	528	115,331
FORTUNE BRANDS INNOVATIONS INC	462	39,118
GENCO SHIPPING & TRADING LTD	617	12,544
GRACO INC	40	3,738
GRAINGER W W INC	5	5,087
JOHNSON CONTROLS INTERNATIONAL PLC	384	25,083
KARAT PACKAGING INC.	15	429
KIRBY CORPORATION (1)	290	27,643
MATSON INC	65	7,306
MDU RESOURCES GROUP INC	923	23,260
MSC INDUSTRIAL DIRECT CO INC	772	74,915
NORFOLK SOUTHERN CORP	250	63,718
OWENS CORNING INC	307	51,208
QUANTA SERVICES INC	31	8,054
TRANE TECHNOLOGIES PLC	250	75,050
UFP Industries, Inc.	134	16,483
U-HAUL HOLDING COMPANY (1)	434	28,939
UNION PACIFIC CORP	755	185,677
UNITED AIRLINES HOLDINGS INC (1)	485	23,222
VERISK ANALYTICS INC	95	22,394
WASTE MANAGEMENT INC	495	105,509
		1,338,858

Information Technology - 8.3%
ADVANCED MICRO DEVICES INC (1)		419	75,625
AMKOR TECHNOLOGY INC		107	3,450
ANALOG DEVICES INC		1,120	221,525
APPLE INC		454	77,852
APPLIED MATERIALS INC		898	185,195
BROADCOM INC		176	233,272
CRANE NXT CO		2	124
DOCUSIGN INC (1)		233	13,875
ENPHASE ENERGY INC (1)		289	34,963
FIRST SOLAR INC (1)		405	68,364
GLOBALFOUNDRIES INC. (1)		35	1,824
INTEL CORP		1,601	70,716
KLA Corporation		36	25,149
MARATHON DIGITAL HOLDINGS, INC (1)		10	226
MARVELL TECHNOLOGY INC.		33	2,339
MICROCHIP TECH INC		1,065	95,541
MICRON TECH INC		400	47,156
MICROSOFT CORP		1,230	517,486
NVIDIA CORP		593	535,811
ON SEMICONDUCTOR CORP (1)		234	17,211
ORACLE CORPORATION		209	26,252
PALANTIR TECHNOLOGIES INC (1)		230	5,292
PEGASYSTEMS INC		47	3,038
QORVO INC (1)		242	27,789
QUALCOMM INC		1,129	191,140
SKYWORKS SOLUTIONS INC		1,154	125,001
TEXAS INSTRUMENTS INC		1,751	305,042
UNIVERSAL DISPLAY CORP		44	7,412

			2,918,670

Materials - 0.3%
SYLVAMO CORPORATION		164	10,125
VULCAN MATERIALS CO		303	82,695

			92,820

Real Estate Investment Trust - 0.2%
COSTAR GROUP INC (1)		588	56,801
Spirit MTA REIT Liquidating Trust (1)(4)		385	0

			56,801

Utilities - 0.2%
ENTERGY CORP		306	32,338
NEXTERA ENERGY INC		637	40,711
XCEL ENERGY INCORPORATED		94	5,053

			78,102

Total Common Stocks (United States)	(Cost	$8,720,536)	10,714,791

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		81	2,131

Total Preferred Stock (United States)	(Cost	$2,025)	2,131

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		1	0

Total Warrants (United States)	(Cost	$0)	0

Registered Investment Companies - 20.0%

U.S. Fixed Income - 8.9%
Baird Core Plus Bond Fund - Class I		77,772	782,385

BBH Limited Duration Fund - Class I		2	21
BRANDYWINEGLOBAL HIGH YIELD CLASS I		23,625	240,504
DODGE & COX INCOME FUND CLASS I		56,173	699,350
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		22,496	242,958
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		95,199	900,579
Frost Total Return Bond Fund - Class I		26,307	254,917
PGIM Short-Term Corporate Bond Fund - Class R6		37	386

			3,121,100

International Fixed Income - 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		1,836	164,634

			164,634

International Equity - 10.6%
iShares Core MSCI EAFE ETF (5)		42,298	3,139,358
iShares Core MSCI Emerging Markets ETF (5)		12,312	635,299

			3,774,657

Total Registered Investment Companies	(Cost	$5,908,321)	7,060,393

Money Market Registered Investment Companies - 46.1%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		16,242,840	16,244,465

Total Money Market Registered Investment Companies	(Cost	$16,237,613)	16,244,465

Total Investments - 96.6%	(Cost	$30,868,495)	34,021,780

Other Assets less Liabilities - 3.4%			1,214,603

Total Net Assets - 100.0%			35,236,383

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		2,109	28,640
Meeder Dynamic Allocation Fund - Retail Class		5,681	83,965
Meeder Muirfield Fund - Retail Class		2,545	25,603
Meeder Conservative Allocation Fund - Retail Class		600	13,644

Total Trustee Deferred Compensation	(Cost	$116,995)	151,852

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	5	6/21/2024	1,538,700	52,046
Mini MSCI EAFE Index Futures	72	6/21/2024	8,485,560	37,964
Mini MSCI Emerging Markets Index Futures	49	6/21/2024	2,570,050	(23,689)
Russell 2000 Mini Index Futures	16	6/21/2024	1,716,720	42,703
Standard & Poors 500 Mini Futures	11	6/21/2024	2,919,675	67,158

Total Futures Contracts	153		17,230,705	176,181

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$34,021,780	$176,181
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,021,780	$176,181

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(3)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.